Note 5 - Cash, Cash Equivalents and Investments - Cash Equivalents and Investments Carried at Fair Value 1 (Details) - Pieris Pharmaceuticals, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash equivalents	$ 11,893
Fair Value		$ 8,970
Total		22,194	$ 38,152
Fair Value, Inputs, Level 1 [Member]
Cash equivalents	11,893
Total		22,194	22,087
Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0
Total		0	16,065
Fair Value, Inputs, Level 3 [Member]
Cash equivalents	0
Total		0	0
Money Market Funds [Member]
Cash equivalents	11,893	13,224	17,618
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents	11,893	13,224	17,618
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents	0	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents	$ 0	0	0
US Treasury Securities [Member]
Fair Value		8,970	3,573
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value		8,970	3,573
US Treasury Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value		0	0
US Treasury Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value		$ 0	0
Debt Security, Government, Non-US [Member]
Fair Value			896
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value			896
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value			0
Debt Security, Government, Non-US [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value			0
Asset-Backed Securities [Member]
Fair Value			499
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value			0
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value			499
Asset-Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value			0
Corporate Bond Securities [Member]
Fair Value			15,566
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value			0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value			15,566
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value			$ 0